UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2003
                                                  -----------------------------

Check here if Amendment [ ] ; Amendment Number:    ________________
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Charles E. Mather III
          -------------------------------------
Address:  3819 The Oak Road
          -------------------------------------
          Philadelphia, PA 19129
          -------------------------------------

Form 13F File Number 28- 10247
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
Title:     Associate
Phone:     (202) 778-9191

Signature, Place, and Date of Signing:

 /s/ Mehrdad Mehrespand as attorney-in-fact    Washington, D.C.   August 6, 2003
___________________________________________  ___________________ _______________
        [Signature]                             [City, State]        [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


  Form 13F File          Name
  Number
  28-    04580           PNC Bank Delaware
       ---------------   ---------------------------
  28-    03877           Fiduciary Trust Company
                         International
                         ---------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2
                                        ------------------------

Form 13F Information Table Entry Total: 3
                                        ------------------------

Form 13F Information Table Value Total: $15,923
                                        ------------------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.   Form 13F File Number   Name
   1     28-04580               PNC Bank Delaware
   2     28-03877               Fiduciary Trust Company International

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

                                                     FORM 13-F INFORMATION TABLE

   COLUMN 1      COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
-------------- ---------------- ---------- ------------ ------------------------ ----------- ---------- ---------------------
                                            VALUE       SHRS OR   SH/     PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT   PRN     CALL    DISCRETION  MANAGERS  SOLE  SHARED     NONE
-------------- ---------------- ---------- ------------ -------- ------ -------- ----------- ---------- ---- --------  ------

Exxon Mobil Corp Common         30231G102   $6,018      167,656   SH              Shared-other                           3,732

                                                                                  Shared-other   1,2          163,924

Federal Home Ln  Common         313400301   $3,644      140,512   SH              Shared-other                           334
Mtg Corp
                                                                                  Shared-other   1,2          140,178

Merck & Co Inc   Common         589331107   $6,261      103,400   SH              Shared-other                           400

                                                                                  Shared-other   1            103,000

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


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






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